Business Segments (Long-lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,063,635	$ 1,404,847	$ 1,085,476
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	868,295	1,087,381	809,545
Europe & Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	100,451	213,008	184,768
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	984	7,984	7,855
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,049	7,362	3,175
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	87,221	88,280	79,403
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 635	$ 832	$ 730